Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Ecoark Holdings, Inc.
Entity Central Index Key	0001437491
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV